UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
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Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Principled Asset Administration, L.L.C.
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Address:   666 Fifth Avenue
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           New York,  NY 10103
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Form 13F File Number:  028-10587
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald Catenacci
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Title:     Managing Member
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Phone:     (212) 484-5030
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Signature, Place, and Date of Signing:

      /s/ Gerald Catenacci         New York, NY             11/14/06
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        73
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Form 13F Information Table Value Total:       $1,233,645
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.                Form 13F File Number            Name

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP    x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE      SHARED   NONE
-------------------------------- --------------- --------- -------- -------- --- ---- -------- --------- --------  -------- -------
ABER DIAMOND CORP                COM             002893105     689     21,600 SH      SHARED                21,600      0       0
ADMINISTAFF INC                  COM             007094105   2,885     85,600 SH      SHARED                85,600      0       0
AETNA INC NEW                    COM             00817Y108   8,472    214,200 SH      SHARED               214,200      0       0
ALCON INC                        COM SHS         H01301102   6,859     59,900 SH      SHARED                59,900      0       0
AMVESCAP PLC                     SPONSORED ADR   03235E100  12,665    577,800 SH      SHARED               577,800      0       0
APPLERA CORP                     COM CE GEN GRP  038020202   8,419    604,800 SH      SHARED               604,800      0       0
ATMI INC                         COM             00207R101  66,022  2,271,151 SH      SHARED             2,271,151      0       0
BANK OF AMERICA CORPORATION      COM             060505104  50,950    951,100 SH      SHARED               951,100      0       0
BIG LOTS INC COM                 COM             089302103   4,063    205,105 SH      SHARED               205,105      0       0
CAPITAL ONE FINL CORP            COM             14040H105  17,368    220,800 SH      SHARED               220,800      0       0
CHATTEM INC                      COM             162456107   5,963    169,800 SH      SHARED               169,800      0       0
CHILDRENS PL RETAIL STORES I     COM             168905107   5,321     83,100 SH      SHARED                83,100      0       0
CITIGROUP INC                    COM             172967101  16,649    335,200 SH      SHARED               335,200      0       0
CLEVELAND CLIFFS INC             COM             185896107  56,983  1,495,220 SH      SHARED             1,495,220      0       0
COMMUNITY HEALTH SYS INC NEW     COM             203668108  10,146    271,647 SH      SHARED               271,647      0       0
CONAGRA FOODS INC                COM             205887102   3,550    145,000 SH      SHARED               145,000      0       0
CONOR MEDSYSTEMS INC             COM             208264101   8,412    356,900 SH      SHARED               356,900      0       0
DADE BEHRING HLDGS INC           COM             23342J206   9,458    235,500 SH      SHARED               235,500      0       0
DAKTRONICS INC                   COM             234264109   4,618    223,200 SH      SHARED               223,200      0       0
DAVITA INC                       COM             23918K108  14,630    252,800 SH      SHARED               252,800      0       0
E M C CORP MASS                  COM             268648102  18,364  1,532,877 SH      SHARED             1,532,877      0       0
EMDEON CORP                      COM             290849108  40,117  3,425,857 SH      SHARED             3,425,857      0       0
ENCANA CORP                      COM             292505104   2,834     60,700 SH      SHARED                60,700      0       0
ENTEGRIS INC                     COM             29362U104  52,011  4,767,293 SH      SHARED             4,767,293      0       0
FEDERATED DEPT STORES INC DE     COM             31410H101  18,575    429,872 SH      SHARED               429,872      0       0
FIRST AMERN CORP CALIF           COM             318522307   6,321    149,300 SH      SHARED               149,300      0       0
GAMESTOP CORP NEW                CL A            36467W109  10,649    230,100 SH      SHARED               230,100      0       0
HEALTH NET INC                   COM             42222G108   7,255    166,700 SH      SHARED               166,700      0       0
HOME DEPOT INC                   COM             437076102  64,898  1,789,300 SH      SHARED             1,789,300      0       0
HOSPIRA INC                      COM             441060100   7,130    186,300 SH      SHARED               186,300      0       0
IAC INTERACTIVECORP              COM NEW         44919P300  14,216    494,315 SH      SHARED               494,315      0       0
ILLUMINA INC                     COM             452327109   5,386    163,000 SH      SHARED               163,000      0       0
INTRALASE CORP                   COM             461169104   5,379    272,900 SH      SHARED               272,900      0       0
INVITROGEN CORP                  COM             46185R100  11,281    177,900 SH      SHARED               177,900      0       0
ITT CORP NEW                     COM             450911102  34,782    678,400 SH      SHARED               678,400      0       0
JETBLUE AWYS CORP                COM             477143101   1,981    214,400 SH      SHARED               214,400      0       0
LAMAR ADVERTISING CO             NOTE 2.875%12/3 512815AG6   4,396  3,717,400 SH      SHARED             3,717,400      0       0
LIFECELL CORP                    COM             531927101   2,565     79,600 SH      SHARED                79,600      0       0
MAGNA ENTMT CORP                 CL A            559211107   5,904  1,258,852 SH      SHARED             1,258,852      0       0
MARKETAXESS HLDGS INC            COM             57060D108   6,547    625,356 SH      SHARED               625,356      0       0
MEMC ELECTR MATLS INC            COM             552715104  17,828    486,700 SH      SHARED               486,700      0       0
MERCK & CO INC                   COM             589331107  16,627    396,821 SH      SHARED               396,821      0       0
MICRUS ENDOVASCULAR CORP         COM             59518V102   3,664    282,500 SH      SHARED               282,500      0       0
NAVTEQ CORP                      COM             63936L100  16,786    642,900 SH      SHARED               642,900      0       0
NEXEN INC                        COM             65334H102   8,329    155,800 SH      SHARED               155,800      0       0
NOVA CHEMICALS CORP              COM             66977W109  44,834  1,459,900 SH      SHARED             1,459,900      0       0
NOVEN PHARMACEUTICALS INC        COM             670009109   4,112    170,500 SH      SHARED               170,500      0       0
NRG ENERGY INC                   COM NEW         629377508  64,403  1,421,690 SH      SHARED             1,421,690      0       0
OMNICARE INC                     COM             681904108  29,594    686,800 SH      SHARED               686,800      0       0
PACIFIC SUNWEAR CALIF INC        COM             694873100   2,610    173,091 SH      SHARED               173,091      0       0
PENWEST PHARMACEUTICALS CO       COM             709754105   7,262    436,145 SH      SHARED               436,145      0       0
PITNEY BOWES INC                 COM             724479100   6,292    141,800 SH      SHARED               141,800      0       0
POOL CORPORATION                 COM             73278L105   6,175    160,400 SH      SHARED               160,400      0       0
POTASH CORP SASK INC             COM             73755L107  66,250    635,858 SH      SHARED               635,858      0       0
PULTE HOMES INC                  COM             745867101   3,154     99,000 SH      SHARED                99,000      0       0
RADISYS CORP                     COM             750459109   3,634    171,000 SH      SHARED               171,000      0       0
RTI INTL METALS I                COM             74973W107   8,442    193,711 SH      SHARED               193,711      0       0
SEARS HLDGS CORP                 COM             812350106  10,861     68,700 SH      SHARED                68,700      0       0
SEPRACOR INC                     COM             817315104  18,371    379,253 SH      SHARED               379,253      0       0
SPRINT NEXTEL CORP               COM FON         852061100  42,539  2,480,397 SH      SHARED             2,480,397      0       0
ST JUDE MED INC                  COM             790849103  58,940  1,670,161 SH      SHARED             1,670,161      0       0
STATION CASINOS INC              COM             857689103  19,494    337,100 SH      SHARED               337,100      0       0
TALBOTS INC                      COM             874161102   7,071    259,500 SH      SHARED               259,500      0       0
TELIK INC                        COM             87959M109   7,951    446,933 SH      SHARED               446,933      0       0
TELUS CORP                       NON-VTG SHS     87971M202  34,184    610,751 SH      SHARED               610,751      0       0
TEMPUR PEDIC INTL INC            COM             88023U101  13,511    786,900 SH      SHARED               786,900      0       0
THERMO ELECTRON CORP             COM             883556102  17,970    456,900 SH      SHARED               456,900      0       0
TIME WARNER TELECOM INC          CL A            887319101   2,372    124,800 SH      SHARED               124,800      0       0
VISTEON CORP                     COM             92839U107  13,994  1,717,000 SH      SHARED             1,717,000      0       0
WASTE MGMT INC DEL               COM             94106L109  18,399    501,600 SH      SHARED               501,600      0       0
WATSCO INC                       COM             942622200   7,992    173,700 SH      SHARED               173,700      0       0
WHIRLPOOL CORP                   COM             963320106   3,920     46,600 SH      SHARED                46,600      0       0
YAHOO INC                        COM             984332106  11,370    449,748 SH      SHARED               449,748      0       0
